UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

 (Class A: CWSVX)
(Class I: CWSIX)

SEMI-ANNUAL REPORT
April 30, 2012

Chartwell Small Cap Value Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	15
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the Chartwell Small Cap Value Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 104.6%
	CONSUMER DISCRETIONARY – 10.9%
220	Caribou Coffee Co., Inc.*	$3,610
165	Cato Corp. - Class A	4,592
130	Cooper Tire & Rubber Co.	1,943
155	G-III Apparel Group Ltd.*	4,162
130	Jack in the Box, Inc.*	2,954
75	Matthews International Corp. - Class A	2,250
125	Meredith Corp.	3,604
		23,115
	CONSUMER STAPLES – 6.7%
105	Casey's General Stores, Inc.	5,917
165	Flowers Foods, Inc.	3,539
85	TreeHouse Foods, Inc.*	4,888
		14,344
	ENERGY – 2.5%
110	Bristow Group, Inc.	5,374

	FINANCIALS – 26.0%
355	American Equity Investment Life Holding Co.	4,352
110	Argo Group International Holdings Ltd.	3,175
175	Bank of the Ozarks, Inc.	5,407
130	BioMed Realty Trust, Inc. - REIT	2,577
110	DuPont Fabros Technology, Inc.	2,986
95	Evercore Partners, Inc. - Class A	2,511
95	First Financial Bankshares, Inc.	3,215
310	FNB Corp.	3,518
165	Healthcare Realty Trust, Inc. - REIT	3,544
45	Home Properties, Inc. - REIT	2,747
40	Mid-America Apartment Communities, Inc. - REIT	2,723
60	PS Business Parks, Inc. - REIT	4,095
220	Selective Insurance Group, Inc.	3,848
35	Signature Bank*	2,299
270	Umpqua Holdings Corp.	3,575
85	United Bankshares, Inc.	2,247
200	Valley National Bancorp	2,520
		55,339
	HEALTH CARE – 7.0%
100	Greatbatch, Inc.*	2,329
70	Haemonetics Corp.*	5,010
60	Hanger Orthopedic Group, Inc.*	1,413
95	Kindred Healthcare, Inc.*	916

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	HEALTH CARE (CONTINUED)
275	Wright Medical Group, Inc.*	$5,123
		14,791
	INDUSTRIALS – 21.8%
150	Accuride Corp.*	1,088
95	Arkansas Best Corp.	1,457
145	Barnes Group, Inc.	3,828
75	CLARCOR, Inc.	3,601
80	Corporate Executive Board Co.	3,310
60	EnPro Industries, Inc.*	2,485
70	Franklin Electric Co., Inc.	3,510
55	G&K Services, Inc. - Class A	1,807
115	GATX Corp.	4,930
115	Heidrick & Struggles International, Inc.	2,243
125	Interline Brands, Inc.*	2,630
105	Old Dominion Freight Line, Inc.*	4,669
35	Snap-on, Inc.	2,189
110	SYKES Enterprises, Inc.*	1,744
65	Toro Co.	4,645
75	United Stationers, Inc.	2,127
		46,263
	INFORMATION TECHNOLOGY – 17.0%
45	Anixter International, Inc.*	3,086
145	Diodes, Inc.*	3,232
790	Earthlink, Inc.	6,415
105	Emulex Corp.*	911
206	Fabrinet*	3,465
185	j2 Global Communications, Inc.	4,778
155	Plexus Corp.*	5,017
205	Progress Software Corp.*	4,744
95	Quest Software, Inc.*	2,211
110	ValueClick, Inc.*	2,330
		36,189
	MATERIALS – 3.3%
120	Koppers Holdings, Inc.	4,666
35	Minerals Technologies, Inc.	2,348
		7,014
	TELECOMMUNICATION SERVICES – 2.5%
65	AboveNet, Inc.*	5,406

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	UTILITIES – 6.9%
100	Avista Corp.	$2,644
75	Black Hills Corp.	2,476
140	Cleco Corp.	5,712
110	NorthWestern Corp.	3,907
		14,739
	TOTAL COMMON STOCKS (Cost $211,858)	222,574

	SHORT-TERM INVESTMENTS – 9.8%
20,824	Fidelity Institutional Government Portfolio, 0.01%1	20,824

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,824)	20,824

	TOTAL INVESTMENTS – 114.4% (Cost $232,682)	243,398
	Liabilities in Excess of Other Assets – (14.4)%	(30,675)

	TOTAL NET ASSETS – 100.0%	$212,723

REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	26.0%
Industrials	21.8%
Information Technology	17.0%
Consumer Discretionary	10.9%
Health Care	7.0%
Utilities	6.9%
Consumer Staples	6.7%
Materials	3.3%
Telecommunication Services	2.5%
Energy	2.5%
Total Common Stocks	104.6%
Short-Term Investments	9.8%
Total Investments	114.4%
Liabilities in Excess of Other Assets	(14.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2012 (Unaudited)

Assets:
Investments in securities, at value (cost $232,682)	$243,398
Receivables:
Dividends and interest	23
Prepaid expenses	26,828
Prepaid organization costs	18,909
Total assets	289,158

Liabilities:
Payables:
Investment securities purchased	1,433
Distribution Plan - Class A (Note 6)	126
Shareholder Servicing Plan - Class A (Note 7)	32
Due to Advisor	49,833
Fund accounting fees	7,105
Administration fees	4,268
Trustees' fees and expenses	1,561
Custody fees	1,251
Chief Compliance Officer fees	704
Accrued other expenses	10,122
Total liabilities	76,435

Net Assets	$212,723

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$200,000
Accumulated net investment income	380
Accumulated net realized gain on investments	1,627
Net unrealized appreciation on investments	10,716
Net Assets	$212,723

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$112,734
Shares of benficial interest issued and outstanding	10,000
Redemption price	11.27
Maximum sales charge (5.75%* of offering price)	0.69
Maximum offering price to public	$11.96

Class I Shares:
Net assets applicable to shares outstanding	$99,989
Shares of benficial interest issued and outstanding	8,865
Redemption price	$11.28

*On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Period November 9, 2011* through April 30, 2012 (Unaudited)

Investment Income:
Dividends	$1,251
Interest	1
Total investment income	1,252

Expenses:
Advisory fees	620
Distribution fees - Class A (Note 6)	126
Shareholder Servicing Plan - Class A (Note 7)	32
Transfer agent fees and expenses	19,471
Administration fees	16,826
Offering costs	16,072
Fund accounting fees	14,935
Registration fees	13,869
Audit fees	7,249
Legal fees	4,726
Chief Compliance Officer fees	3,545
Custody fees	2,835
Trustees' fees and expenses	2,835
Shareholder reporting fees	2,088
Miscellaneous fees	1,419
Insurance fees	242

Total expenses	106,890
Advisory fees waived	(620)
Other expenses waived	(105,398)
Net expenses	872
Net investment income	380

Realized and Unrealized Gain on Investments:
Net realized gain on investments	1,627
Net change in unrealized appreciation/depreciation on investments	10,716
Net realized and unrealized gain on investments	12,343

Net Increase in Net Assets from Operations	$12,723

* Commencement of operations.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Period
November 9, 2011*
to April 30, 2012
(Unaudited)
Increase in Net Assets from:
Operations:
Net investment income	$380
Net realized gain on investments	1,627
Net change in unrealized appreciation/depreciation on investments	10,716
Net increase in net assets resulting from operations	12,723

Capital Transactions:
Net proceeds from shares sold:
Class A	100,000
Class I	100,000
Net increase in net assets from capital transactions	200,000

Total increase in net assets	212,723

Net Assets:
Beginning of period	-
End of period	$212,723

Accumulated net investment income	$380

Capital Share Transactions:
Shares sold:
Class A	10,000
Class I	8,865
Net increase in net assets from capital share transactions	18,865

*	Commencement of operations. Class I Shares commenced operations on March 16, 2012.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Period
	November 9, 2011*
	to April 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.03
Net realized and unrealized gain on investments	1.24
Total from investment operations	1.27

Net asset value, end of period	$11.27

Total return2	12.70%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$113

Ratio of expenses to average net assets:
Before fees and other expenses waived	180.66%	4
After fees and other expenses waived	1.47%	4,5
Ratio of net investment income (loss) to average net assets:
Before fees and other expenses waived	(178.61)%	4
After fees and other expenses waived	0.58%	4
Portfolio turnover rate	16%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Total return excludes the effect of the applicable sales load.
3	Not annualized.
4	Annualized.
5
Effective March 16, 2012, the Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.40% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Period
	March 16, 2012*
	to April 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.28
Income from Investment Operations:
Net investment income1	0.01
Net realized and unrealized loss on investments	(0.01)
Total from investment operations	0.00

Net asset value, end of period	$11.28

Total return	0.00%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100

Ratio of expenses to average net assets:
Before fees and other expenses waived	120.56%	3
After fees and other expenses waived	1.05%	3
Ratio of net investment income (loss) to average net assets:
Before fees and other expenses waived	(118.90)%	3
After fees and other expenses waived	0.61%	3
Portfolio turnover rate	16%	2

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2012 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A Shares commenced investment operations on November 9, 2011. The Fund’s Class I Shares commenced investment operations on March 16, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $34,981, which are being amortized over a one-year period from November 9, 2011 (commencement of operations).

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period November 9, 2011 (commencement of operations) through April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Chartwell Investment Partners, LP (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. Effective March 16, 2012, the Advisor has contractually agreed to waive its fee and, if necessary, to waive other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.40% and 1.05% of the Fund’s average daily net assets for Class A Shares and Class I Shares, respectively until February 28, 2013.  Prior to March 16, 2012 the Advisor had contractually agreed to waive its fee and, if necessary, waive other operating expenses in order to limit total annual operating expenses to 1.50% of the Fund's average daily net assets for Class A Shares.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

For the period November 9, 2011 (commencement of operations) through April 30, 2012, the Advisor waived all of its advisory fees in the amount of $620 and waived other expenses in the amount of $105,398 for the Fund. The Advisor may recover from the Fund fees and expenses previously waived, if the Fund’s expense ratios, including the recovered expenses, fall below any current expense limit and the expense limits in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the year in which such reimbursements occurred. At April 30, 2012, the amount of these potentially recoverable expenses was $106,018.  The Advisor may recapture a portion of this amount no later than October 31, 2015.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period November 9, 2011 (commencement of operations) through April 30, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period November 9, 2011 (commencement of operations) through April 30, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2012, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of Investments	$232,682

Gross Unrealized Appreciation	$13,604
Gross Unrealized Depreciation	(2,888)

Net Unrealized Appreciation/(Depreciation) on Investments	$10,716

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 - Investment Transactions
For the period November 9, 2011 (commencement of operations) through April 30, 2012, purchases and sales of investments, excluding short-term investments, were $226,704 and $16,473, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Class A Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A Shares, payable to the Advisor as the distribution coordinator. Class I does not pay any distribution fees.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

For the period November 9, 2011 (commencement of operations) through April 30, 2012, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of Class A shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class I does not pay any shareholder servicing fees.

For the period November 9, 2011 (commencement of operations) through April 30, 2012, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 22	Level 32	Total
Investments
Common Stocks1	$222,574	$-	$-	$222,574
Short-Term Investments	20,824	-	-	20,824
Total Investments	$243,398	$-	$-	$243,398

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2	The Fund did not hold any Level 2 or 3 securities at period end.

There were no transfers between Levels at period end.

Note 10 – Recently Issued Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU 2011-04 may have on the Fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Chartwell Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on September 21-22, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Chartwell Investment Partners (the “Investment Advisor”) with respect to the Chartwell Small Cap Value Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund; reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC from the small cap value universe selected by Morningstar, Inc. (the “Peer Group”); information about the Investment Advisor’s policies, including its code of ethics and compliance manual; and the composite performance of accounts managed by the Investment Advisor using the same strategy it would use with respect to the Fund.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board also considered information given to them by representatives of the Investment Advisor in a presentation on the Investment Advisor’s investment philosophy, strategy and process at the Board meeting.  The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the proposed Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  The Board also considered information included in the meeting materials regarding the performance of the Investment Advisor’s small cap value composite.  The Board noted that the composite had outperformed its benchmark, the Russell 2000 Value Index, for the year-to-date and one-, three-, five-, ten- and 12.5-year periods ended June 30, 2011.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund.

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses expected to be paid by the Fund, the Board noted the meeting materials indicated that the advisory fee proposed to be paid by the Fund was slightly higher than the average of those funds in the Peer Group, but that the proposed total expenses of the Fund were reasonable and lower than the average of those funds in the Peer Group. The Board also considered that the investment advisory

Chartwell Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

fee to be charged by the Investment Advisor to the Fund was the same as the fees it charged with respect to its other clients the assets of which are managed in the small cap value style.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s estimated costs and profits with respect to the Fund, noting that the Investment Advisor anticipated waiving a portion of its advisory fees during that year, and determined that the estimated profitability was reasonable.  The Board noted that during the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Chartwell Small Cap Value Fund
EXPENSE EXAMPLE
For the Period Ended April 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period through 4/30/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		Inception Date**	4/30/12	Inception Date** -4/30/12
Class A
	Actual Performance	$ 1,000.00	$ 1,127.00	$ 7.45
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.76	7.07
Class I
	Actual Performance	1,000.00	1,000.00	1.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,004.96	1.33

*
Expenses are equal to the Fund’s annualized expense ratio of 1.47% and 1.05% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 174/366 and 46/366 for Class A and Class I shares, respectively (to reflect the corresponding period since inception of each Class).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

**	The Chartwell Small Cap Value Fund Class A Shares commenced operations on November 9, 2011; Class I Shares commenced operations on March 16, 2012.

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Investment Advisor
Chartwell Investment Partners, LP
1235 Westlakes Drive, Suite 400
Berwyn, Pennsylvania 19312

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP-
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
Chartwell Small Cap Value Fund - Class A Shares	CWSVX	461418 378
Chartwell Small Cap Value Fund - Class I Shares	CWSIX	461418 261

Privacy Principles of the Chartwell Small Cap Value Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Chartwell Small Cap Value Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at 888-995-5505, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at 888-995-5505, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at 888-995-5505.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Chartwell Investment Partners, LP
1235 Westlake Drive, Suite 400
Berwyn, Pennsylvania, 19312

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	7/3/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	7/3/2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/3/2012